ING SEPARATE PORTFOLIOS TRUST

ING Emerging Markets Corporate Debt Fund

ING Emerging Markets Hard Currency Debt Fund

ING Emerging Markets Local Currency Debt Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated October 5, 2012

to the Funds’ Class P Shares Prospectus (“Prospectus”)

dated July 31, 2012

Effective immediately, the Funds’ Prospectus is hereby revised as follows:

1.                                      The information with respect to each Fund’s name, share class, and ticker symbol on the front cover of the Funds’ Prospectus is hereby deleted and replaced with the following:

•                  ING Emerging Markets Corporate Debt Fund

Class P*/IMCDX

•                  ING Emerging Markets Hard Currency Debt Fund

Class P*/IHCSX

•                  ING Emerging Markets Local Currency Debt Fund

Class P*/ILCDX

* Patent Pending

2.                                      The section entitled “Shareholder Fees” of the summary section of the Funds’ Prospectus is hereby deleted and replaced with the following:

Shareholder Fees

Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
P*	None	None

* Patent Pending

3.                                      The subsection entitled “How to Buy Shares — Purchase of Shares” of the Funds’ Prospectus is hereby deleted and replaced with the following:

Purchase of Shares

Class P* shares may only be purchased by ING-affiliated products, including: (1) other funds in the ING Funds complex; and (2) collective investment trusts, common investment trusts, and separate accounts sponsored or managed by ING-affiliated entities. Such availability is subject to management’s determination of the appropriateness of investment in Class P shares in light of the level at which advisory fees are charged to the investor.

Share certificates will not be issued.

Class P shares do not require any minimum investment amount and there is no minimum for additional investments.

* Patent Pending

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING SEPARATE PORTFOLIOS TRUST

ING Emerging Markets Corporate Debt Fund

ING Emerging Markets Hard Currency Debt Fund

ING Emerging Markets Local Currency Debt Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated October 5, 2012

to the Funds’ Class P Shares

Statement of Additional Information

(“SAI”) dated July 31, 2012

Effective immediately, the Funds’ SAI is hereby revised as follows:

The information with respect to each Fund’s name, share class, and ticker symbol on the front cover of the Funds’ SAI is hereby deleted and replaced with the following:

ING Emerging Markets Corporate Debt Fund

Class/Ticker P*/IMCDX

ING Emerging Markets Hard Currency Debt Fund

Class/Ticker P*/IHCSX

ING Emerging Markets Local Currency Debt Fund

Class/Ticker P*/ILCDX

* Patent Pending

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE